Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ 165,445	$ 23,765	¥ 146,964
Property and equipment, net	103,397	14,852	63,919
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	168,843	24,252	114,332
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	65,028	9,341	65,084
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	28,374	4,076	27,378
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,579	658	4,065
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 2,018	$ 290	¥ 24